Commitments and Contingencies (Details) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 20, 2022 USD ($)	Apr. 20, 2022 HKD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)
Commitments and Contingencies [Abstract]
Rent expense			$ 98,555	$ 64,894	$ 61,930
Total consideration	$ 16,200,000	$ 127.0
First payment of the consideration	30.00%	30.00%